Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and cash equivalents	$ 4,035,214	$ 146,340
Investments in finance leases, net	1,492,778
Investments in equipment subject to operating leases, net	14,265,326	11,165,590
Equipment notes receivable, including accrued interest of $22,488 and $4,102	4,341,220	2,692,900
Equipment loan receivable, including accrued interest of $30,448 and $19,682	11,429,927	6,550,448
Residual value investment in equipment on lease	2,192,362
Initial direct costs, net of accumulated amortization of $199,396 and $16,052	313,688	316,448
Collateralized loan receivable, including accrued interest of $0 and $2,519		324,519
Investment in Informage SQN Technologies LLC	1,231,792
Other assets	4,237,124	127,500
Total Assets	43,539,431	21,323,745
Liabilities and Partner's Equity
Equipment notes payable, non-recourse	10,380,386	8,541,339
Loans payable, including accrued interest of $0 and $25,755	11,304,675	6,825,755
Accounts payable and accrued liabilities	178,713	217,404
Unearned income		82,024
Distributions payable to Limited Partners	429,140
Distributions payable to General Partner	13,005	537
Due to SQN Securities, LLC		10,797
Security deposits payable	12,324
Total liabilities	22,318,243	15,677,856
Commitments and contingencies
Partners' Equity (Deficit):
Limited Partner	20,083,196	5,099,313
General Partner	(23,339)	(9,119)
Total Partners' Equity attributable to the Partnership	20,059,857	5,090,194
Non-controlling interests in consolidated entities	1,161,331	555,695
Total Equity	21,221,188	5,645,889
Total Liabilities and Partner's Equity	43,539,431	21,323,745
SQN AIF IV, GP LLC [Member]
Assets
Cash and cash equivalents	4,036,350	1,153,794
Investments in finance leases, net	1,492,778
Investments in equipment subject to operating leases, net	14,265,326	11,165,590
Equipment notes receivable, including accrued interest of $22,488 and $4,102	4,341,220	2,692,901
Equipment loan receivable, including accrued interest of $30,448 and $19,682	11,429,927	6,550,448
Residual value investment in equipment on lease	2,192,362
Initial direct costs, net of accumulated amortization of $199,396 and $16,052	313,688	316,448
Collateralized loan receivable, including accrued interest of $0 and $2,519		324,519
Due from SQN Capital Management, LLC		100,000
Due from SQN Capital Corporation		374,500
Investment in Informage SQN Technologies LLC	1,231,792
Other assets	4,237,124	127,501
Total Assets	43,540,567	22,805,701
Liabilities and Partner's Equity
Equipment notes payable, non-recourse	10,380,386	8,541,339
Loans payable, including accrued interest of $0 and $25,755	11,304,675	6,825,755
Accounts payable and accrued liabilities	193,608	232,406
Unearned income		82,024
Distributions payable to Limited Partners	429,140
Distributions payable to General Partner
Due to SQN Securities, LLC		10,797
Security deposits payable	12,324
Total liabilities	22,320,133	15,692,321
Partners' Equity (Deficit):
Total Partners' Equity attributable to the Partnership	(24,093)	1,458,372
Non-controlling interests in consolidated entities	21,244,527	5,655,008
Total Equity	21,220,434	7,113,380
Total Liabilities and Partner's Equity	$ 43,540,567	$ 22,805,701